Risk/Return Detail Data - FidelityMegaCapStockFund-AMCIZPRO	Aug. 29, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Hastings Street Trust
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Mega Cap Stock Fund/Fidelity Advisor® Mega Cap Stock Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Mega Cap Stock Fund seeks high total return through a combination of current income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	18.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in common stocks of companies with mega market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Top 200® Index or the S&P 100® Index).Investing in domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Aug. 13, 2013
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2023
Bar Chart, Year to Date Return	15.70%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	18.80%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(22.99%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.90%
1 year	$ 662
3 years	845
5 years	1,045
10 years	1,619
1 Year	662
3 Years	845
5 Years	1,045
10 Years	$ 1,619
2013	32.89%
2014	11.23%
2015	(1.74%)
2016	13.33%
2017	17.49%
2018	(7.47%)
2019	30.81%
2020	12.58%
2021	25.94%
2022	(9.27%)
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.43%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual operating expenses	1.69%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 272
3 years	533
5 years	918
10 years	1,788
1 Year	172
3 Years	533
5 Years	918
10 Years	$ 1,788
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.43%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.16%
1 year	$ 464
3 years	706
5 years	966
10 years	1,710
1 Year	464
3 Years	706
5 Years	966
10 Years	$ 1,710
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.63%
1 year	$ 64
3 years	202
5 years	351
10 years	786
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Fidelity Advisor Mega Cap Stock Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.52%
1 year	$ 53
3 years	167
5 years	291
10 years	653
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Return Before Taxes | Fidelity Advisor Mega Cap Stock Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(14.49%)
Past 5 years	7.97%
Past 10 years	11.00%
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Return Before Taxes | Fidelity Advisor Mega Cap Stock Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(10.86%)
Past 5 years	8.42%
Past 10 years	10.99%
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Return Before Taxes | Fidelity Advisor Mega Cap Stock Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(12.69%)
Past 5 years	8.20%
Past 10 years	10.99%
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Return Before Taxes | Fidelity Advisor Mega Cap Stock Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(9.01%)
Past 5 years	9.56%
Past 10 years	11.96%
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | Return Before Taxes | Fidelity Advisor Mega Cap Stock Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(8.89%)
Past 5 years	9.69%
Since Inception	10.63%	[3]
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | After Taxes on Distributions | Fidelity Advisor Mega Cap Stock Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(15.30%)
Past 5 years	5.48%
Past 10 years	8.99%
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | After Taxes on Distributions and Sales | Fidelity Advisor Mega Cap Stock Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(7.99%)
Past 5 years	5.73%
Past 10 years	8.57%
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
FidelityMegaCapStockFund-AMCIZPRO | Fidelity Mega Cap Stock Fund | RS009
Risk/Return:
Label	Russell Top 200® Index
Past 1 year	(19.77%)
Past 5 years	9.90%
Past 10 years	12.92%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	BOn Class C shares redeemed less than one year after purchase.
[3]	AFrom August 13, 2013.